Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit) [Abstract]
Income Taxes

Income from continuing operations before income taxes is summarized below based on the geographic location of the operation to which such earnings are attributable. Certain foreign operations are branches of PolyOne and are, therefore, subject to United States as well as foreign income tax regulations. As a result, pre-tax income by location and the components of income tax expense by taxing jurisdiction are not directly related.
Income before income taxes for the periods ended December 31, 2012, 2011 and 2010 consists of the following:

(In millions)	2012	2011	2010
Domestic	$46.2	$120.2	$46.3
Foreign	37.1	48.7	49.5
Income from continuing operations, before income taxes	$83.3	$168.9	$95.8

A summary of income tax (expense) benefit from continuing operations for the periods ended December 31, 2012, 2011 and 2010 is as follows:

(In millions)	2012	2011	2010
Current:
Federal	$(1.7)	$3.1	$(4.8)
State	(0.9)	(1.2)	(0.8)
Foreign	(14.7)	(14.1)	(11.5)
Total current	$(17.3)	$(12.2)	$(17.1)
Deferred:
Federal	$(15.8)	$(18.8)	$75.6
State	0.1	13.9	4.8
Foreign	2.9	1.6	(6.6)
Total deferred	(12.8)	(3.3)	73.8
Total tax (expense) benefit	$(30.1)	$(15.5)	$56.7

The principal items accounting for the difference in income taxes computed at the U.S. statutory rate for the periods ended December 31, 2012, 2011 and 2010 are as follows:

(In millions)	2012	2011	2010
Computed tax expense at 35% of income before income taxes	$(29.2)	$(59.1)	$(33.5)
State tax, net of federal benefit	(1.3)	(2.2)	(3.2)
Differences in rates of foreign operations	3.3	3.9	1.3
Changes in valuation allowances	(0.9)	13.0	106.4
Impact of foreign dividends	—	—	(11.5)
Tax benefits associated with O’Sullivan Engineered Films	—	29.5	—
Recognition of uncertain tax positions	0.1	(4.5)	(2.0)
Other, net	(2.1)	3.9	(0.8)
Income tax (expense) benefit	$(30.1)	$(15.5)	$56.7

In 2011, we recognized income tax expense primarily related to the sale of our SunBelt joint venture offset by a tax benefit associated with our divested investment in O'Sullivan Engineered Films, Inc. We also recognized a tax benefit related to a reduction in deferred tax valuation allowances related to various state and foreign deferred tax assets of $13.0 million.
In 2010, we recognized a $107.1 million tax benefit as a result of reversal of valuation allowances. This amount is comprised of a $32.1 million utilization of net operating loss carryforwards and a $75.0 million reversal associated with our determination that it is more likely than not that the deferred tax assets will be realized.
Components of our deferred tax liabilities and assets as of December 31, 2012 and 2011 were as follows:

(In millions)	2012	2011
Deferred tax liabilities:
Tax over book depreciation	$36.6	$39.3
Intangibles	97.8	97.5
Other, net	8.4	10.2
Total deferred tax liabilities	$142.8	$147.0
Deferred tax assets:
Post-retirement benefits other than pensions	$6.3	$7.3
Employment cost and pension	71.6	72.8
Environmental	25.5	25.9
Net operating loss carryforwards	20.0	25.3
State taxes	20.3	21.1
Other, net	9.6	13.6
Total deferred tax assets	$153.3	$166.0
Tax valuation allowance	(18.9)	(18.4)
Net deferred tax (liabilities) assets	$(8.4)	$0.6

As of December 31, 2012, we have combined state net operating loss carryforwards of $313.9 million that expire at various dates from 2013 through 2032. Various foreign subsidiaries have net operating loss carryforwards totaling $72.0 million that expire at various dates from 2013 through 2022. We have provided valuation allowances of $15.2 million against certain foreign and state loss carryforwards.
No provision has been made for income taxes on undistributed earnings of consolidated non-U.S. subsidiaries of $228 million at December 31, 2012 since it is our intention to indefinitely reinvest undistributed earnings of our foreign subsidiaries. It is not practicable to estimate the additional income taxes and applicable foreign withholding taxes that would be payable on the remittance of such undistributed earnings.
We made worldwide income tax payments of $30.8 million and received refunds of $13.0 million in 2012. We made worldwide income tax payments of $32.6 million and $9.5 million in 2011 and 2010, respectively, and received refunds of $1.0 million and $7.7 million in 2011 and 2010, respectively.
The Company records provisions for uncertain tax provisions in accordance with ASC Topic 740, which clarified the accounting for income taxes by prescribing the minimum recognition threshold that a tax position is required to meet before being recognized in the financial statements. As of December 31, 2012, we have a $14.5 million liability for uncertain tax positions. We recognize interest and penalties related to uncertain tax positions in the provision for income taxes. As of December 31, 2012, 2011 and 2010 we had accrued $2.3 million, $1.5 million, and $0.9 million of interest and penalties, respectively.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Unrecognized Tax Benefits
(In millions)	2012	2011	2010
Balance as of January 1	$15.1	$9.9	$8.1
Additions based on tax positions related to the current year	0.2	4.5	1.6
Additions for tax positions of prior years	—	1.3	1.0
Reductions for tax positions of prior years	(0.4)	(0.6)	—
Settlements and other	(0.4)	—	(0.8)
Balance as of December 31	$14.5	$15.1	$9.9

We are no longer subject to U.S. income tax examinations for periods preceding 2007 and, with limited exceptions, for periods preceding 2004 for both foreign and state and local tax examinations.